As filed on July 2, 2004
                                            Registration Nos. 33-10754, 811-4933

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 31 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 33 [X]
                        (Check appropriate box or boxes.)

                      COMMONWEALTH CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                  P.O. BOX 1192
                          RICHMOND, VIRGINA 23209-1192
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-338-3383
               Registrant's Telephone Number, including Area Code

                                JEFFREY A. LAINE
                                38 COHASSET LANE
                          CHERRY HILL, NEW JERSEY 08003
                     (Name and Address of Agent for Service)

                                    COPY TO:

        BARBARA L. FAVA                       KENNETH S. GERSTEIN, ESQ.
   PFM ASSET MANAGEMENT LLC                    SCHULTE ROTH & ZABEL LLP
 ONE KEYSTONE PLAZA, SUITE 300                     919 THIRD AVENUE
  NORTH FRONT & MARKET SREETS                  NEW YORK, NEW YORK 10022
  HARRISBURG, PA 17101-2044

Approximate Date of Proposed Public Offering

         It is proposed that this filing will become effective
         (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)
         on [date] pursuant to paragraph (a)(1)

         [X] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[COMMONWEALTH CASH RESERVE FUND LOGO]


Prospectus Dated __________, 2004


                                   SNAPSM FUND
                 -----------------------------------------------
                      COMMONWEALTH CASH RESERVE FUND, INC.
                                  P.O. BOX 1192
                          RICHMOND, VIRGINIA 23209-1192
                                 1-800-338-SNAP

SNAPSM Fund is a Series of the Commonwealth Cash Reserve Fund, Inc., a diversified, open-end management investment company (the "Corporation"). The Fund is a money market fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. This prospectus gives you important information about the Fund that you should know before investing. Shares of the Fund are offered only to investors participating in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAPSM Program").

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as the Fund's investment adviser.

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AN INVESTMENT  IN THE FUND IS NOT INSURED OR  GUARANTEED BY THE FEDERAL  DEPOSIT
INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
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NEITHER  THE  SECURITIES  AND  EXCHANGE  COMMISSION  NOR  ANY  STATE  SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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

RISK/RETURN SUMMARY
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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that seeks to provide its shareholders ("Shareholders") with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of 397 days or less.

The  Fund  invests   exclusively  in   high-quality,   short-term  money  market
instruments. These instruments include:

      * Obligations of the United States Government, its agencies or instrumentalities

      *     Obligations of U.S. municipalities

      *     High quality debt obligations of U.S. companies

      *     Obligations of financial institutions

All instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest under the laws of that state.

PRINCIPAL RISKS

Notwithstanding the high-quality of the securities in which the Fund exclusively invests, an investment in the Fund - like an investment in any money market fund
- is subject to certain risks.

One of these is related to interest rates - the chance that falling short-term interest rates will cause the Fund's income to decline.

A second is "management risk" - the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risk" - the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

RISK/RETURN SUMMARY
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PERFORMANCE AND EXPENSES

FUND PERFORMANCE

Because the Fund has not commenced operation as of the date of this Prospectus, it does not have performance information to report in this prospectus.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon the estimated fees and expenses of the Fund, without taking into account any fees that may be waived (or Fund expenses that may be absorbed) by the Fund's investment adviser or other service providers. Other expenses incurred by the SNAPSM Program, or by participants in the SNAPSM Program that do not relate to the Fund, are not reflected.

             Management Fees (1)                                     0.07%
             Other Expenses(2)                                       0.01%
             TOTAL FUND OPERATING EXPENSES                           0.08%


(1) Estimated for the first year of the Fund's operation. The management fee is calculated at the annual rates of: 0.08% of the average daily net assets of the Fund up to and including $1 billion and 0.06% of the average daily net assets of the Fund that are in excess of $1 billion. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

This example allows you to compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions:
$10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

RISK/RETURN SUMMARY
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                       1 YEAR                              3 YEARS
                       ------                              -------
                         $8                                  $26


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

RISK AND RETURN SUMMARY
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The Fund's  investment  objective is to provide  Shareholders  with high current income as high as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's shareholders.

To pursue its investment objective, the Fund purchases the instruments described in this Prospectus. The Fund will invest in an instrument only if the Adviser is satisfied that the credit risk associated with the investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information.

OBLIGATIONS OF THE UNITED STATES GOVERNMENT. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Fund on the agreed delivery date, the Fund may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

COMMERCIAL PAPER. The Fund invests only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks or bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. All commercial paper at the time purchased by the Fund will be rated of "Prime quality" by at least two of the following firms: Moody's Investors Service, Inc. ("Moody's), within its Moody's rating of prime 1; Standard & Poor's, Inc. ("S&P"), within its rating of A-1;or Fitch Investor's Services, Inc. ("Fitch"), within its rating of F-1 (or by their corporate successors). The Fund will not invest more than 35% of its total assets in commercial paper issuer and not more than 5% of its total assets will be invested in the commercial paper of any one issuer.

CORPORATE NOTES AND BONDS. The Fund may invest in bonds, notes and other evidences of indebtedness issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days or less. All such debt obligations purchased by the Fund will be rated at least Aa by Moody's and have a rating of at least AA by S&P.

OBLIGATIONS OF BANKS. The Fund may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Fund only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Fund. The Fund will not invest in any bank obligation with a remaining maturity of more than thirteen months.

RISK AND RETURN SUMMARY
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FLOATING-RATE AND VARIABLE-RATE  OBLIGATIONS.  Debt obligations purchased by the
Fund may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Fund the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

MUNICIPAL OBLIGATIONS. The Fund may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

SECURITIES ISSUED BY OTHER MONEY MARKET FUNDS. The Fund may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Fund would be permitted to invest directly. As a shareholder of another mutual fund, the Fund would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND INSTITUTIONS

The Fund's investment objectives and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions in Virginia (collectively, "governmental units") that must manage investments conservatively. The Fund invests only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia. Specialized cash management features are also available through the Fund, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal
Revenue Code (the "IRS Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

VALUATION

The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in its portfolio based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of the Fund as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, except Good Friday (a "Business Day"). The Fund's NAV per share - the price at which shares of the Fund are purchased and redeemed - is determined by dividing the value of the net assets of the Fund by its total number of shares outstanding.

MANAGEMENT OF THE CORPORATION
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The Corporation's Board of Directors has overall responsibility for supervising the Fund's business and affairs, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Fund. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or to serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are Shareholders or investors in other series of the Corporation. The function of the Advisory Board is to consult with and to advise the Board of Directors as to matters relating to the business of the Corporation and the series offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The Statement of Additional Information sets forth the identity and other information about the Corporation's Board of Directors and members of the Advisory Board. Please refer to further information set forth in this Prospectus under the heading "Management of the Corporation" and in the Statement of Additional Information relating to the "Directors and Officers" of the Corporation.

INVESTMENT ADVISORY AND TRANSFER AGENCY ARRANGEMENTS

PFM Asset Management LLC, the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Fund pursuant to the terms of an advisory agreement (the "Advisory Agreement"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM").

In the aggregate, PFM Asset Management and PFM have acted as financial advisers or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $15.6 billion in discretionary funds under management as of February 29, 2004, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreement, PFM Asset Management is responsible for providing a continuous investment program and computing the NAV of the Fund's shares, as well as maintaining the Fund's books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Fund, other than the cost of securities (including brokerage commissions, if any) purchased by the Fund, are paid by PFM Asset Management. As compensation for its services under the Advisory Agreement, PFM Asset Management is entitled to receive from the Fund an annual fee, based on the average daily net assets of the Fund. The fee is accrued daily and payable monthly, in accordance with the following schedule:

For the first $1 billion of assets                       .08 of 1%
For assets over $1 billion                               .06 of 1%

PFM Asset Management also provides certain administrative services to the Fund pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. PFM Asset Management receives no compensation for its services under the Administration Agreement.

MANAGEMENT OF THE CORPORATION
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PFM Asset  Management  also serves as transfer  agent for each of the Fund under the terms of a transfer agency agreement ("TA Agreement"). For these services, PFM Asset Management ("Transfer Agent") is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement but is not otherwise compensated for services provided under that Agreement.

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below), all expenses incurred in the operation of the Fund are paid by the Fund, including but not limited to, legal and audit expenses, fees and expenses of the Fund's custodian bank, certain costs associated with the distribution of shares of the Fund (including the cost of the preparation and setting in type of its prospectus and reports to Shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to Shareholders), fees associated with the registration of the Fund's shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

DISTRIBUTOR AND OTHER SERVICE PROVIDERS

Shares of the Fund are offered on a continuous basis through PFMAM, Inc. ("Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to the terms of a distribution agreement ("Distribution Agreement") between the Distributor and the Corporation. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044.

Funds for the purchase of shares are deposited with Wachovia Bank, N.A., and securities are held by State Street Bank as Custodian.

SHAREHOLDER INFORMATION
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HOW TO PURCHASE AND REDEEM SHARES

PURCHASES

Shares of the Fund are offered on a continuous basis at the NAV next determined after an order is received by the Transfer Agent. There is no sales charge.

Shares of the Fund are currently being offered only to participants in the SNAPSM Program. Participants in the SNAPSM Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAPSM Program (the "Information Statement"), as it may be amended from time to time, or should contact the SNAPSM Program directly (by calling 1.800.570.SNAP), for information as to the procedures they should follow to purchase shares of the Fund through the SNAPSM Program. The Information Statement may be downloaded from the SNAPSM Program's website at www.vasnap.com.

All Fund shares owned beneficially by participants in the SNAPSM Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board is the record owner of all shares of the Fund owned beneficially by SNAPSM Program participants, a SNAPSM Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the Fund - including instructions as to the purchase or sale of shares of the Fund - are carried out on a timely basis by the SNAPSM Program.

WHEN SHARES ARE PURCHASED AND DIVIDENDS DECLARED AND PAID

The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments that normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of investors and to insure that the Fund has investable funds available to it.

The NAV per share of the Fund is determined each Business Day at 12:00 noon, Eastern Time. A purchase of shares of the Fund will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of a notification (written or verbal) and completed registration forms and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Shares begin earning dividends on the day they are purchased and will not earn dividends on the day on which they are redeemed. All dividends are automatically re-invested in additional shares of the Fund.

CONFIRMATIONS

All purchases of shares are confirmed and credited to the Shareholder in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

REDEMPTIONS

The Fund provides day to day liquidity on any Business Day. Shareholders may redeem their shares, in whole or in part, on any Business Day. SNAPSM Program participants should consult the Information Statement or contact the SNAPSM Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by Federal securities laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Redemption by Check. Wachovia Bank, N.A., the Custodian's correspondent bank, will provide each Shareholder, upon request and without charge, a book of redemption checks. A Shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Account Registration Form (included as Attachment C to the Information Statement) and redemption checks will be provided. Redemption checks may be signed only by those authorized on the Account Registration Form.

The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in a Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables a Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian's correspondent bank for payment.

A Shareholder should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Custodian's correspondent bank upon notice to Shareholders.

REDEMPTION PROCEDURES

Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (see the SNAPSM Program Information Statement) by the Corporation. If received before 12:00 noon, a redemption request will normally be effected on the Business Day it is received and, except as set forth below, paid no more than seven days after a proper request for redemption is received. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining Shareholders to make payment wholly in cash, the Corporation may pay the redemption price in whole or part by making an in-kind distribution of investment holdings of the Fund, in lieu of cash, to the redeeming Shareholder in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would use this procedure.

DIVIDEND, TAX AND RELATED INFORMATION

DIVIDENDS

All of the Fund's net income is declared daily as a dividend and paid monthly, on the last business day of each month. The Fund's earnings for Saturdays, Sundays and holidays are declared on the previous Business Day. All dividends are re-invested in additional shares of the Fund. Each Shareholder will receive, on a monthly basis, a summary of its account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A Shareholder who redeems all of its shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares will fluctuate.

TAXES

The Fund expects to qualify under Subchapter M of the Internal Revenue Code ("Subchapter M"). If the Fund so qualifies, it will not pay Federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains, the Fund intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the Shareholder) are taxable to Shareholders (except tax-exempt Shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the Federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming Shareholder if the redemption proceeds exceed the Shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Corporation to withhold tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to Shareholder accounts if the Shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of the Fund and its Shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular Shareholder based upon the Shareholder's particular investment circumstances or to certain types of Shareholders subject to special treatment under the Federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective Shareholders should consult their tax advisors with respect to the effects of investment in the Fund on them.

REPORTS TO SHAREHOLDERS; INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund sends Shareholders annual reports containing financial statements audited by the Fund's independent auditors and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

[________________________] currently serves as the Fund's Independent Registered Public Accounting Firm.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Shares of the Fund are new and have no performance history.

FOR MORE INFORMATION

Additional information about the Fund and the securities in which the Fund invests can be found in the Statement of Additional Information ("SAI"). The SAI is incorporated into this Prospectus by reference, which means that it is legally considered to be part of this Prospectus.

To invest or make additional deposits in the Fund or to redeem shares consult the Information Statement.

For yield information or general account inquiries, contact the Fund's Transfer Agent at 800-338-3383.

When available, you can get free copies of the semi-annual and annual reports from the Fund. You can obtain a free copy of the SAI, request other information and get answers to your questions by calling the Corporation at 800-338-3383 or by writing to Commonwealth Cash Reserve Fund, Inc., P.O. Box 1192, Richmond, VA 23209-1192.

You can review and copy the Fund's reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You can get text-only copies of these documents:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling 202-942-8090, or by electronic request to: publicinfo@sec.gov.

o    Free from the SEC's website at http://www.sec.gov.





The Corporation's Investment Company Act File number is 811-4933.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

SECTION                                                           PAGE

RISK/RETURN SUMMARY                                                 2

     Investment Objectives & Principal Investment
     Strategies

     Principal Risks

     Fund Performance

     Fund Expenses

INVESTMENT OBJECTIVES AND POLICIES                                  4

     Special Information About Cash Management
     For Municipalities and Institutions

     Valuation

MANAGEMENT OF THE CORPORATION                                       6

     Board of Directors

     Investment Advisory and Transfer Agency
     Arrangements

     Distributor and Other Service Providers

SHAREHOLDER INFORMATION                                             8

     How to Purchase & Redeem Shares

     Dividend, Tax and Related Information

FINANCIAL HIGHLIGHTS                                               11

FOR MORE INFORMATION                                            Back Cover

--------------------------------------------------------------------------------

[COMMONWEALTH CASH RESERVE FUND LOGO]


                       STATEMENT OF ADDITIONAL INFORMATION

                                   SNAPSM FUND
                      COMMONWEALTH CASH RESERVE FUND, INC.
                                  P.O. BOX 1192
                          RICHMOND, VIRGINIA 23209-1192
                                 1-800-338-SNAP

This Statement of Additional Information ("Statement of Additional Information") relates to the SNAPSM Fund (the "Fund"), a series of Commonwealth Cash Reserve Fund, Inc. ("Corporation"). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated [____________], 2004, relating to the Fund ("Prospectus"). This Statement of Additional Information contains more detailed information about the Fund and the Corporation than that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus can be obtained by calling 1-800-570-SNAP. You may obtain the Prospectus and this Statement of Additional Information without charge by downloading it off the SNAPSM Fund website at www.vasnap.com.

                                TABLE OF CONTENTS

                                                                       PAGE

HISTORY OF THE CORPORATION...............................................2

INVESTMENT POLICIES......................................................2

INVESTMENT RESTRICTIONS..................................................4

DIRECTORS AND OFFICERS...................................................5

ADDITIONAL INFORMATION ABOUT MANAGEMENT..................................9

DISTRIBUTION ARRANGEMENTS...............................................10

YIELD INFORMATION.......................................................10

VALUATION...............................................................11

GENERAL INFORMATION.....................................................12


    The date of this Statement of Additional Information is [________], 2004.

HISTORY OF THE CORPORATION

The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in the Fund are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the Fund. The Corporation is classified as an open-end, "no load," diversified, multi-class series, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares. "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940 ("1940 Act"). "Series" means that the Corporation is authorized to offer additional investment portfolios, each of which will be treated for investment purposes as a separate investment company. "Multi-class" means that the Fund is authorized to offer more than one class of shares. While each class will be invested in the same portfolio of securities, expenses and, therefore, returns on an investment will vary by class. "Registered" means that the Corporation is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and must conform with various organizational and operational standards.

In addition to the Fund, the Corporation has two other series that are sold pursuant to a separate prospectus and statement of additional information:
Commonwealth Cash Reserve Fund (the "Prime Portfolio") and CCRF Federal Portfolio (the "Federal Portfolio").

INVESTMENT POLICIES

The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objectives and Policies" in the Prospectus.

ADDITIONAL REQUIREMENTS FOR COMMERCIAL PAPER

The Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Fund in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

      (a) The issuing company or its guarantor, must have a net worth of at least fifty million dollars;

      (b)   The net income of the issuing  company or its  guarantor,  must have
            averaged  three  million   dollars  per  year  for  the  five  years
            immediately previous to purchase; and

      (c) All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc., Standard & Poor's Inc., or Fitch Investor's Service

RATINGS OF COMMERCIAL PAPER AND CORPORATE BONDS

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Inc. ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch Investor's Service Inc. ("Fitch") employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

ADDITIONAL REQUIREMENTS FOR MUNICIPAL OBLIGATIONS

The Fund may only purchase municipal obligations that are legal investments for governmental units in the Commonwealth of Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Fund.

Obligations of the Commonwealth of Virginia - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest of such instruments is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Fund will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Fund's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

INVESTMENT COMPANY SECURITIES

The Fund may invest in the securities of other money market mutual funds ("investment companies") provided that the instruments in which any such investment company may invest are restricted to those in which the Fund, would be permitted to invest directly. Investments in other investment companies are further limited under relevant provisions of the 1940 Act. Under these limitations the Fund may not purchase shares of an investment company if such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company. As a shareholder in a mutual fund, the Fund would bear its pro rata portion of the investment company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses.

TURNOVER AND PORTFOLIO TRANSACTIONS

In general, the Fund purchases instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not adversely affect the Net Asset Value ("NAV") or income of the Fund as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund seeks to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases are made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Fund. Prices paid on the purchase of instruments from underwriters reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the most favorable execution and best net price are obtainable from more than one dealer, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM Asset Management, those transactions are allocated among the participants equitably, usually on the basis of the sizes of the participating accounts and the accounts' relative cash flows.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, a "majority of the outstanding voting securities" means the vote of the holders of
(a) 67 percent of the outstanding shares of the Fund present at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund, whichever is less.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate, and may purchase securities secured by real estate.

(2) The Fund may not purchase any securities if 25% or more of the Fund's total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the Fund's total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if, as a result, more than 10% of the value of its total assets would then consist of such repurchase agreements and other illiquid securities.

(5) The Fund may not invest for the purpose of exercising control or management of other issuers.

(6) The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities.

(8) The Fund may only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund may not borrow to increase its income but only to meet redemptions. The Fund may not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) The Fund may not issue senior securities or senior shares as defined in the 1940 Act, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Fund) that a money market fund such as the Fund may not purchase an illiquid investment if, as a result, more than 10% of the value of its net assets would be invested in such investments. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment that is not readily marketable, but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit if (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or
(ii) the Board of Directors determines that a readily available market exists for such obligations. Repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the Fund exceeds the 10% limitation on investing in illiquid investments as a result of a change in the value of the Fund's assets, the Fund will bring the percentage of its illiquid investments back into conformity with the limitation as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in the value of the investment or the value of the Fund's net assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increases to more than 20% but not more than 33% as a result of a change in the value of the Fund's assets, it will not be considered a violation of the Fund's limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Fund's total assets as a result of a change in the value of the Fund's net assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

DIRECTORS AND OFFICERS

The Corporation's Board of Directors ("Board") is responsible for the overall supervision of the Fund and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board holds office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members. Day to day conduct of the affairs of the Fund and the Corporation are the responsibility of the Corporation's officers.

OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with PFM Asset Management LLC, the Fund's investment adviser (the "Adviser"); PFMAM, Inc., the Fund's distributor (the "Distributor") or the distributor of the Prime and Federal Portfolios and are therefore "interested persons" of the Corporation as that term is defined in the 1940 Act.


                                                                                         NUMBER OF
                                                                                         FUNDS IN          OTHER
                        POSITION(S)                                                     CORPORATION    DIRECTORSHIPS
NAME, ADDRESS AND       HELD WITH      SERVED       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
BIRTHDATE               CORPORATION     SINCE                PAST 5 YEARS                 DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Jeffrey A. Laine        Director,       1986      President, Commonwealth Financial          3               0
38 Cohasset Lane        President                 Group, Inc., (the distributor of
Cherry Hill, NJ 08003   & Treasurer               the Prime and Federal Portfolios)
Birthdate: 10/26/57                               1994-present; President, Laine
                                                  Financial Group, Inc., (an
                                                  investment advisory firm)
                                                  1992-present;

Martin P. Margolis      Director,       1996      President, PFM Asset Management            3               0
One Keystone Plaza      Vice                      LLC, (the Fund's investment
Suite 300               President                 adviser) 2001 to Present; Managing
North Front & Market                              Director, Public Financial
Streets                                           Management, Inc. (an investment
Harrisburg, PA                                    advisory firm) 1986 to Present.
17101-2044
Birthdate: 7/22/44

Arthur E. Anderson II   Secretary       1994      For more than the last five years,         3               0
One James Center                                  Mr. Anderson has been a partner of
901 E. Cary St.                                   the law firm of McGuireWoods LLP.
Richmond, VA 23219
Birthdate: 3/18/59


The Corporation does not pay fees to those directors who are "interested persons" of the Corporation or to any of the Corporation's officers. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal year ended March 31, 2004, nor does the Corporation intend to pay any remuneration to any officer during the current fiscal year. McGuireWoods LLP, the law firm of Arthur E. Anderson II, the Corporation's Secretary, received an aggregate of $24,000 in payment for legal services during the Corporation's fiscal year ended March 31, 2004. Commonwealth Financial Group, Inc., of which Mr. Laine, the Corporation's President, is the president and sole shareholder, received an aggregate of $35,000 during the Corporation's fiscal year ended March 31, 2004, of which $23,000 were reimbursements of actual expenses, $9,000 was compensation for serving as the distributor of the Prime Portfolio and $3,000 was compensation for serving as the distributor of the Federal Portfolio.

INDEPENDENT DIRECTORS. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined by the 1940 Act ("Independent Directors").

                                                                                         NUMBER OF
                                                                                         FUNDS IN          OTHER
                        POSITION(S)                                                     CORPORATION    DIRECTORSHIPS
NAME, ADDRESS AND       HELD WITH      SERVED       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
BIRTHDATE               CORPORATION     SINCE                PAST 5 YEARS                 DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Giles Dodd              Director        1996      Director of Finance, City of               3               0
921 Lindsley Drive                                Greenville, South Carolina,
Virginia Beach, VA                                1993-1996; Retired Director of
23454                                             Finance/Asst. City Manager, City
Birthdate: 12/2/26                                of Virginia Beach; Member
                                                  International City Management
                                                  Association; Government Finance
                                                  Officers Association; Past
                                                  President Virginia Government
                                                  Finance Officers Association.

                                                                                         NUMBER OF
                                                                                         FUNDS IN          OTHER
                        POSITION(S)                                                     CORPORATION    DIRECTORSHIPS
NAME, ADDRESS AND       HELD WITH      SERVED       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
BIRTHDATE               CORPORATION     SINCE                PAST 5 YEARS                 DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Robert J. Fagg, Jr.     Director        1986      Retired Director of the Annual             3               0
1605 Westcastle Drive                             Giving Program, Virginia
Richmond, VA 23233                                Commonwealth University,
Birthdate: 7/24/40                                1981-1998, Development Officer,
                                                  1974-1981.

Robert R. Sedivy        Director        1996      Vice President-Finance and                 3               0
3804 Wellesley                                    Treasurer, Collegiate School,
Terrace Circle                                    Richmond, Virginia, 1988-present;
Richmond, VA 23233                                Past President Virginia
Birthdate: 7/3/46                                 Association of Independent
                                                  Schools, Financial Officers Group.

Each of the Independent Directors receives from the Corporation an annual retainer of $1,000 plus $250 per meeting attended. For the fiscal year ended March 31, 2004, such fees totaled $5,500; amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Corporation and, as appropriate, the internal controls of certain service providers to the Corporation; oversee the quality and objectivity of the Corporation's financial statements and the independent audit thereof; act as a liaison between the Corporation's independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the Corporation's fiscal year ended March 31, 2004.

ADVISORY BOARD. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board as of ___________, 2004.


                                                                                          NUMBER OF
                                                                                          FUNDS IN          OTHER
                         POSITION(S)                                                     CORPORATION    DIRECTORSHIPS
NAME, ADDRESS AND        HELD WITH      SERVED       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
BIRTHDATE                CORPORATION     SINCE                PAST 5 YEARS                 DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Larry W. Davenport       Advisory        1995     Director of Finance, Southeastern          3               0
1944 Ravencroft Lane     Board Member             Public Service Authority,
Virginia Beach, VA                                Virginia, 1998-present; Financial
23454                                             Analyst, City of Virginia Beach,
Birthdate: 12/1/46                                Virginia, 1998-present.

Dennis W. Kerns          Advisory        1996     County Administrator, King George          3               0
10459 Court House        Board Member             County, 2001-Present; Director of
Drive, Suite 200                                  Finance, Culpeper County,
King George, VA 22485                             1997-2001; Member of the
Birthdate: 4/28/37                                Government Finance Officers
                                                  Association; Past President of the
                                                  Virginia Government Finance
                                                  Officers Association.

Christopher Martino      Advisory        1996     Director of Finance, Prince                3               0
1 County Complex Ct.     Board Member             William County, Virginia, February
Prince William, VA                                1996-present; Certified Public
22192                                             Accountant, Member of the
Birthdate: 11/5/56                                Government Finance Officers
                                                  Association.

                                                                                          NUMBER OF
                                                                                          FUNDS IN          OTHER
                         POSITION(S)                                                     CORPORATION    DIRECTORSHIPS
NAME, ADDRESS AND        HELD WITH      SERVED       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       HELD BY
BIRTHDATE                CORPORATION     SINCE                PAST 5 YEARS                 DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Roger W. Mitchell, Jr.   Advisory        1994     Director of Finance/Treasurer,             3               0
9461 Jamesons Mill Rd.   Board Member             Town of Culpeper, Virginia,
Culpeper, VA 22701                                1991-2004; Member of the Virginia
Birthdate: 7/29/60                                Treasurers Association; Member of
                                                  the Virginia Government Finance
                                                  Officers Association; Member of
                                                  Virginia Local Government Auditors
                                                  Association.

Clarence A. Robinson     Advisory        1998     Director of Fiscal Affairs, City           3               0
1401 Prince Edward St.   Board Member             of Fredericksburg, 1986-present.
Fredericksburg, VA
22401
Birthdate: 2/14/48

COMPENSATION  ARRANGEMENTS.  As  noted  above,  members  of the  Advisory  Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation for the fiscal year ended March 31, 2004, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.


                                   AGGREGATE COMPENSATION     TOTAL COMPENSATION
        NAME AND POSITION             FROM CORPORATION          FROM PFM COMPLEX
        -----------------             ----------------          ----------------

Giles Dodd
Director                                   $1,500                    $1,500

Robert J. Fagg, Jr.
Director                                    2,000                    2,000

Jeffrey A. Laine
Director, President and Treasurer            -0-                      -0-

Martin P.  Margolis
Director and Vice President                  -0-                      -0-

Robert R.  Sedivy
Director                                    2,000                    2,000

Arthur E. Anderson II
Secretary                                    -0-                      -0-

Total                                      $5,500                    $5,500

DIRECTOR OWNERSHIP OF SECURITIES OF THE CORPORATION. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of March 31, 2004.

                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                  SECURITIES IN ALL
                            DOLLAR RANGE OF          PORTFOLIOS
                          EQUITY SECURITIES IN       OVERSEEN BY
         NAME               THE CORPORATION           DIRECTOR

INTERESTED DIRECTORS

  Jeffrey A. Laine              none                    none

  Martin P. Margolis            none                    none

INDEPENDENT DIRECTORS

  Giles Dodd                    none                    none

  Robert J. Fagg, Jr.           none                    none

  Robert R. Sedivy              none                    none


PRINCIPAL HOLDERS OF SECURITIES

The Fund has not begun operation. As of the date of this SAI, there are no shareholders in the Fund.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

ADDITIONAL INFORMATION ABOUT INVESTMENT ADVISORY ARRANGEMENT

The advisory agreement with PFM Asset Management LLC ("PFM Asset Management") relating to the Fund ("Advisory Agreement") was approved by the Board of Directors, including a majority of the Independent Directors, at a meeting of the Board of Directors held on [July 29, 2004]. In approving the Advisory Agreement, [Board considerations to be added after Board meeting.]

In addition to the provisions of the Advisory Agreement described in the Prospectus, the Advisory Agreement contains the provisions described below. The Advisory Agreement will continue in effect, unless sooner terminated in accordance with its terms, for two years following its execution. Thereafter, the Advisory Agreement will continue in effect from year to year if approved annually: (i) by the Board or by a majority of the outstanding voting securities; and (ii) by a majority of the Independent Directors by vote cast in person. The Advisory Agreement will terminate automatically in the event of its assignment (as defined by the 1940 Act and the rules thereunder) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. The Advisory Agreement may be terminated by the Fund at any time without penalty, provided that such termination by the Fund shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of the Advisory Agreement and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

ADDITIONAL INFORMATION ABOUT THE ADMINISTRATION AGREEMENT

PFM Asset Management provides administration services to the Fund pursuant to an administration agreement approved by, the Board of Directors on _________, 2004 (the "Administration Agreement"). The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. It may be terminated by the Corporation at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.

DISTRIBUTION ARRANGEMENTS

The Distributor serves as the exclusive distributor of shares of the Fund, pursuant to a distribution agreement with the Corporation dated as of _______, 2004 (the "Distribution Agreement").

The Board,  including  a majority of the  Independent  Directors,  approved  the
Distribution  Agreement  at a meeting  held in person  on [July 29,  2004].  The
Distribution Agreement will remain in effect for an initial term of two years from the date of execution and may be continued in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Directors, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

The Distributor is a wholly-owned subsidiary of the Investment Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

YIELD INFORMATION

There are three methods by which the Fund's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The NAV of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those that would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven-day period will be used in determining the current yield in published or mailed communications.

The second method results in a rate referred to as the "monthly distribution yield." This represents the sum of the daily allocation factors declared by the Fund during a given calendar month divided by the number of calendar days in that month and multiplied by 365. The daily allocation factor represents the daily net income dividend declared by the Fund divided by the Fund's daily net assets. As the daily allocation factor and monthly distribution yield include realized gains and losses on the sale of Fund securities that are distributed in the daily net income dividend, they may differ from the current yield which does not include realized gains or losses.

The third method results in an amount referred to as the compounded "effective annual yield". This represents an annualization of the monthly distribution yield with dividends reinvested daily. The effective yield for a monthly period would be computed by dividing the monthly distribution yield for a monthly calendar period by 12, adding one and then raising the sum to a power of 12 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

The Fund's performance, or the performance of securities in which it invests, may be compared to:

o iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

o other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

o yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

o yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

o     and to other  fixed-income  investments  such as  Certificates  of Deposit
      (CDs).

Yield information may be useful to shareholders in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.

VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between the Fund's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market", i.e., if it were priced based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

GENERAL INFORMATION

DESCRIPTION OF SHARES

The Corporation is a Virginia corporation. The Corporation's Articles of Incorporation authorize the Board of Directors to issue a limited number of shares of beneficial interest and to classify any unissued shares of the Corporation into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Stock Corporation Act. Pursuant to such authority, the Board of Directors has authorized the issuance of certain classes and series of shares, including the series set forth in the Prospectus, which represent interests as follows:

CCRF Prime Portfolio
--------------------
     Commonwealth Cash Reserve Fund Class - Series A              Institutional Shares       1,000,000,000 Shares
     Commonwealth Cash Reserve Fund Class - Series B              Investor Shares            5,000,000,000 Shares
                                                                  Undesignated               5,000,000,000 Shares

CCRF Federal Portfolio
----------------------

     Federal Portfolio Class - Series A                           Institutional Shares       1,000,000,000 Shares
     Federal Portfolio Class - Series B                           Investor Shares            5,000,000,000 Shares
                                                                  Undesignated               5,000,000,000 Shares

SNAPSM Fund                                                                                  3,000,000,000 Shares
-----------                                                                                  --------------------



FURTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Fund, in lieu of cash and in conformity with the applicable rules of the SEC. The Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90 day period for any one Shareholder. Should redemptions by a Shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Corporation considers the prospect for redeeming shares in the Fund using the "in-kind" provision to be highly remote.

The right of redemption may be suspended or the payment of redemption proceeds may be postponed for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the SEC may permit.

FINANCIAL STATEMENTS

Because the Fund has not had a full year of operation as of the date of this SAI, audited Financial Statements are not included in this SAI.

[COMMONWEALTH CASH RESERVE FUND LOGO]


                INVESTMENT ADVISER
                PFM Asset Management LLC
                One Keystone Plaza
                Suite 300
                North Front & Market Streets
                Harrisburg, Pennsylvania 17101-2044


                DISTRIBUTOR
                PFMAM, Inc.
                One Keystone Plaza
                Suite 300
                North Front & Market Streets
                Harrisburg, Pennsylvania 17101-2044


                CUSTODIAN
                State Street Bank & Trust Company
                225 Franklin Street
                Boston, MA 02110


                TRANSFER AGENT
                PFM Asset Management LLC
                One Keystone Plaza
                Suite 300
                North Front & Market Streets
                Harrisburg, Pennsylvania 17101-2044


                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                [_____________]


                CO-COUNSEL
                McGuireWoods LLP
                One James Center
                901 E. Cary Street
                Richmond, Virginia 23219

                Corsell Law Group, Ltd.
                16 Sentry Park West, Suite 405
                1787 Sentry Parkway West
                Blue Bell, Pennsylvania  19422

PART C
OTHER INFORMATION

Item 23.  Exhibits

      (a)   Articles of Incorporation.

            (i) Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed with Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

            (ii) Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

            (iii) Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

      (b)   By-laws.   Amended  and  Restated   Bylaws  of  the   Registrant  is
            incorporated   by  reference  to  Exhibit  (b)(2)  of   Registrant's
            Post-Effective Amendment No. 13 filed on July 30, 1996.

      (c) Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant's Amended and Restated Articles of Incorporation. See 23(a)(iii) above. Relevant excerpt from that provision is set forth below:

            "(b) Shares of each class of shares of capital stock of the Corporation shall have the rights and preferences set forth below:

            (i) Assets Held with Respect to Classes. All consideration received by the Corporation for the issue or sale of shares of any class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be (hereinafter "assets held with respect to" such class) shall irrevocably be held with respect to that class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Corporation. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets with respect to any particular class (collectively, "General Assets"), such assets shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

            (ii) Liabilities Held with Respect to a Particular Class. All expenses, costs, charges and reserves ("liabilities") of the Corporation that are readily identifiable as being attributable to any particular class or classes (hereinafter "liabilities held with respect to" a class) shall be charged against the assets held with respect to that class and shall be allocated and charged by the Corporation to, between or among any one or more of such classes and so recorded upon the books of account of the Corporation, provided that the foregoing shall not limit the ability of the Board of Directors to fix, in whole or in part, the preferences, limitations and relative rights of any series within a class in accordance with
            Article II of these Articles of Incorporation. In fixing such rights and preferences, the Board of Directors may allocate to a particular series within a single class expenses that are not allocated to other series with such class. In the event that there are any liabilities of the Corporation that are not readily identifiable as being held with respect to any particular class or classes ("General Liabilities"), such liabilities shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

            (iii) Voting. With respect to any matter submitted to the stockholders of the Corporation, holders of all classes (and all series, if any, within each class) that are affected by such matter shall vote, one vote per share, in the aggregate and without differentiation. Notwithstanding the foregoing, to the extent that the Investment Company Act of 1940 or rules promulgated thereunder provide that a matter shall not be deemed to have been effectively acted upon with respect to any affected class or series unless approved by the holders such class or series, the holders of each class and/or series, as the case may be, shall vote separately, one vote per share, on such matter, provided that holders of any class or series within a class that is not affected by a matter shall not be entitled to vote with respect to such matter.

            (iv) Equality. All shares of each particular class shall have preferences, limitations and relative rights identical to those of other shares of the same class and all such shares shall represent an equal proportionate interest in the assets held with respect to such class, except (a) to the extent that the Board of Directors shall have established two or more separate series within any such class and shall have established differing relative rights for such series in accordance with Article II of these Articles of
            Incorporation; and (b) except as set forth in Section (b)(iii) of this Article III. All shares of a series shall have preferences, limitations and relative rights identical to those of other shares of the same series and, except to the extent otherwise provided in the description of the series (and except as set forth in Section
            (b)(iii) of this Article III) with those of shares of other series of the same class. Any fractional share of any class (or any series within any class) shall carry proportionately all of the rights and obligations of a whole share of such class or series, including rights with respect to voting, receipt of dividends and distributions, redemption of shares and termination of the Corporation.

            (v) Dividends and Distributions. No dividend or distribution (including without limitation, any distribution paid upon termination of the Corporation or of any class of shares of the Corporation) nor any redemption or repurchase of shares of any class shall be effected by the Corporation other than from the assets held with respect to such class and, in the case of shares of a particular series within a class, only in accordance with the relative rights and preferences established by the Board of Directors for any such series in accordance with Article II hereof. No shareholder of any class shall have any right or claim against the assets held with respect to any other class except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other class or pursuant to any right of indemnification afforded to the Corporation's officers or directors under the Corporation's bylaws and/or under Virginia corporate law."

      (d)   Investment Advisory Contracts.

            (i) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

            (ii) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

            (iii) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAPSM Fund, dated ________, -- to be filed by post-effective amendment.

      (e)   Underwriting Contracts:

            (i) Form of Amended and Restated Distribution Agreement between the Registrant and Commonwealth Financial Group, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, amended as of May 5, 2003, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003

            (ii) Form of Distribution Agreement between the Registrant and PFMAM, Inc. relating to SNAPSM Fund dated ________ -- to be filed by post-effective amendment.

      (f)   Bonus or Profit Sharing Contracts. Not Applicable.

      (g)   Custodian Agreements.

            Custody Agreements relating to Registrant are incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 16, filed on July 31, 1997.

      (h)   Other Material Contracts.

            (i) Administration Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

            (ii) Form of Amendment to Administration Agreement between the Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

            (iii) Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

            (iv) Form of Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (4) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

            (v) Form of Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management, LLC, dated April 30, 2003, is incorporated by reference to Exhibit (5) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

            (vi) Amendment to Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2003, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 27, filed on August 1, 2003.

            (vii) Amended and Restated Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 29, filed on January 30, 2004.

            (viii) Form of Amended Administration Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 29, filed on January 30, 2004.

            (ix) Form of Amended Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 29, filed on January 30, 2004.

            (x) Form of Administration Agreement between the Registrant and PFM Asset Management LLC, (regarding SNAPSM Fund) -- to be filed by post-effective amendment.

            (xi) Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, (regarding SNAPSM Fund) -- to be filed by post-effective amendment.

      (i) Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

      (j) Other Opinions. Consent of Independent Registered Public Accounting Firm - to be filed by post-effective amendment.

      (k)   Omitted Financial Statements. Financial statements omitted from Item
            22. Not Applicable.

      (l)   Initial Capital Agreements. Not Applicable.

      (m)   Rule 12-b-1 Plan.

            (i) Distribution  Plan under Rule 12b-1 adopted by the Registrant is
            incorporated   by   reference   to  Exhibit   (1)  of   Registrant's
            Post-Effective Amendment No. 19 filed on August 1, 1999.

            (ii) Amended and Restated Distribution Plan under Rule 12b-1, effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

      (n) Rule 18f-3 Plan. Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Exhibit
            (3) of Registrant's Post-Effective Amendment No. 30, filed on July 1, 2004.

      (o)   Reserved.

      (p)   Code of Ethics. Not Applicable to money market funds.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit
(b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.


Item 26. Business and other Connections of Investment Advisor.

      (a) None.

      (b) Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 27. Principal Underwriters.

      (a) Commonwealth Financial Group, Inc. is the Distributor for the CCRF Prime Portfolio's and CCRF Federal Portfolio's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

      (b) The table below sets forth certain information as to Commonwealth Financial Group, Inc.'s directors and officers::


                                                               Positions and
  Name and Principal           Positions and Offices           Offices with
  Business Address             with the Distributor            the Registrant
--------------------------------------------------------------------------------
Jeffrey A. Laine               President, Director and      President, Treasurer
38 Cohasset Lane               Sole Shareholder             and Director
Cherry Hill, NJ  08003

      (c) PFMAM, Inc. is the Distributor for the SNAPSM Fund's securities. PFMAM, Inc. serves as principal underwriter for Cadre Institutional Investors Trust.

      (d) The table below sets forth certain information as to PFMAM, Inc.'s directors and officers: Positions and

                                                                               Positions and
  Name and Principal                    Positions and Offices                  Offices with
  Business Address                      with the Distributor                   the Registrant
---------------------------------------------------------------------------------------------------
Martin P. Margolis                      President                       Director and Vice-President
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, PA 17101

Debra J. Goodnight                      Secretary and Assistant         Chief Financial Officer
One Keystone Plaza, Suite 300           Treasurer
North Front & Market Streets
Harrisburg, PA 17101

Stephen Boyle                           Treasurer and Assistant
Two Logan Square, Suite 1600            Secretary
19th & Arch Streets
Philadelphia, PA  19103

Item 28. Location of Accounts and Books.

      (a) PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

      (b) McGuire Woods LLP (Registrant's Articles of Incorporation, Bylaws and corporate records).

      (c) Commonwealth Financial Group, Inc. (records relating to its functions as distributor).

      (d) State Street Bank & Trust Company (records relating to its function as custodian).

      (e) PFMAM, Inc. (records relating to its function as distributor).

Item 29. Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania the 2nd day of July, 2004.

                                COMMONWEALTH CASH RESERVE FUND, INC.

                                       (Registrant)

                                By /s/ Jeffery A. Laine *
                                   ---------------------------------------
                                   Jeffrey A. Laine, President
                                   (Principal Executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                   Title                      Date


/s/ Jeffrey A. Laine    *          Director and President           July 2, 2004
------------------------------     (Principal Financial Officer)
Jeffrey Laine


/s/ Martin P. Margolis             Director and Vice President      July 2, 2004
------------------------------
Martin Margolis


/s/ Robert J. Fagg, Jr. *          Director                         July 2, 2004
------------------------------
Robert J. Fagg, Jr.


/s/ Giles Dodd          *          Director                         July 2, 2004
------------------------------
Giles Dodd


/s/ Robert R. Sedivy    *          Director                         July 2, 2004
------------------------------
Robert R. Sedivy


* /s/ Daniel R. Hess
------------------------------
Attorney-in-fact
Powers of Attorney are incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 2 filed on July 1, 2004.